Details of Significant Accounts - Operating Revenue - Contract Assets and Contarct Liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Contract Assets And Contract Liabilities [Abstract]
Contract assets- authorization collaboration and development revenue			$ 2,283
Non-contract liabilities - authorization collaboration and development revenue	$ 360	$ 10,760